UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2012

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital LLC
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:    28-16
                     -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Brian E. Franc
Title:      Executive Vice President and Chief Compliance Officer
Phone:      (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc      Chicago, Illinois    11/5/12
------------------      -----------------    -------
    (Signature)           (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                  Name
---------------        ------------------------
028-01190              Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           84

Form 13F Information Table Value Total:  $18,154,614
                                       (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    13F File Number       Name
    ---------------       --------------------------------

1.                        Nuveen Investment Advisors, Inc.

                                                 INSTITUTIONAL CAPITAL LLC
                                                          FORM 13F
                                                         30-Sep-12

                                                                                                              Voting Authority
                                                                                                          -------------------------
                                Title of               Value      Shares/    Sh/ Put/ Invstmt        Other
Name of Issuer                   class       CUSIP    (x$1000)    Prn Amt    Prn Call Dscretn        Mgrs  Sole      Shrd None
-------------------           ---------     --------- ---------- ---------- --- ---- -------------- ----- ---------- ---- ---------
ACE Ltd.                           SHS      H0023R105    125,816  1,664,232 SH       Sole                  1,575,687         88,545
ACE Ltd.                           SHS      H0023R105        533      7,048 SH       Shared-Defined   1       0               7,048
Applied Materials Inc.             COM      038222105    356,895 31,965,593 SH       Sole                 30,465,653      1,499,940
Applied Materials Inc.             COM      038222105        423     37,897 SH       Shared-Defined   1       0              37,897
Archer-Daniels-Midland Company     COM      039483102    344,429 12,672,164 SH       Sole                 12,069,896        602,268
Archer-Daniels-Midland Company     COM      039483102        428     15,754 SH       Shared-Defined   1       0              15,754
BB&T Corp.                         COM      054937107    415,020 12,515,673 SH       Sole                 11,922,157        593,516
BB&T Corp.                         COM      054937107        546     16,463 SH       Shared-Defined   1       0              16,463
BCE Inc.                         COM NEW    05534B760    233,178  5,306,738 SH       Sole                  4,956,137        350,601
BCE Inc.                         COM NEW    05534B760        519     11,814 SH       Shared-Defined   1       0              11,814
Barrick Gold Corp.                 COM      067901108    547,793 13,117,649 SH       Sole                 12,339,349        778,300
Barrick Gold Corp.                 COM      067901108        573     13,727 SH       Shared-Defined   1       0              13,727
Baxter International Inc.          COM      071813109    494,981  8,214,071 SH       Sole                  7,836,021        378,050
Baxter International Inc.          COM      071813109        508      8,430 SH       Shared-Defined   1       0               8,430
BlackRock Inc.                     COM      09247X101     48,629    272,735 SH       Sole                    258,172         14,563
BlackRock Inc.                     COM      09247X101        215      1,205 SH       Shared-Defined   1       0               1,205
CME Group Inc.                     COM      12572Q105     41,392    722,375 SH       Sole                    684,575         37,800
CME Group Inc.                     COM      12572Q105        178      3,111 SH       Shared-Defined   1       0               3,111
Capital One Financial Corp.        COM      14040H105    519,718  9,116,253 SH       Sole                  8,688,003        428,250
Capital One Financial Corp.        COM      14040H105        707     12,398 SH       Shared-Defined   1       0              12,398
Cisco Systems Inc.                 COM      17275R102    652,140 34,161,278 SH       Sole                 32,651,778      1,509,500
Cisco Systems Inc.                 COM      17275R102        743     38,905 SH       Shared-Defined   1       0              38,905
Citigroup Inc.                   COM NEW    172967424    632,812 19,340,221 SH       Sole                 18,419,621        920,600
Citigroup Inc.                   COM NEW    172967424        773     23,630 SH       Shared-Defined   1       0              23,630
Coca Cola Co.                      COM      191216100     50,504  1,331,510 SH       Sole                  1,260,744         70,766
Coca Cola Co.                      COM      191216100        225      5,921 SH       Shared-Defined   1       0               5,921
Covidien PLC                       SHS      G2554F113    472,022  7,943,823 SH       Sole                  7,559,571        384,252
Covidien PLC                       SHS      G2554F113        516      8,691 SH       Shared-Defined   1       0               8,691
Cummins Inc.                       COM      231021106    304,476  3,301,986 SH       Sole                  3,145,186        156,800
Cummins Inc.                       COM      231021106        393      4,257 SH       Shared-Defined   1       0               4,257
Encana Corp.                       COM      292505104    350,248 15,978,474 SH       Sole                 14,992,374        986,100
Encana Corp.                       COM      292505104        339     15,477 SH       Shared-Defined   1       0              15,477
Exxon Mobil Corp.                  COM      30231G102    704,158  7,699,921 SH       Sole                  7,334,771        365,150
Exxon Mobil Corp.                  COM      30231G102        943     10,313 SH       Shared-Defined   1       0              10,313
General Electric Co.               COM      369604103    724,439 31,899,548 SH       Sole                 30,595,548      1,304,000
General Electric Co.               COM      369604103        786     34,604 SH       Shared-Defined   1       0              34,604
Honeywell International Inc.       COM      438516106    726,741 12,163,033 SH       Sole                 11,665,601        497,432
Honeywell International Inc.       COM      438516106        888     14,863 SH       Shared-Defined   1       0              14,863
JPMorgan Chase & Co.               COM      46625H100    477,234 11,789,368 SH       Sole                 11,228,726        560,642
JPMorgan Chase & Co.               COM      46625H100        690     17,054 SH       Shared-Defined   1       0              17,054
Johnson & Johnson                  COM      478160104    617,388  8,959,348 SH       Sole                  8,586,448        372,900
Johnson & Johnson                  COM      478160104        609      8,836 SH       Shared-Defined   1       0               8,836
Johnson Controls Inc.              COM      478366107    508,082 18,543,139 SH       Sole                 17,690,085        853,054
Johnson Controls Inc.              COM      478366107        524     19,130 SH       Shared-Defined   1       0              19,130
Lowe's Cos Inc.                    COM      548661107     75,048  2,481,750 SH       Sole                  2,349,900        131,850
Lowe's Cos Inc.                    COM      548661107        332     10,965 SH       Shared-Defined   1       0              10,965
McKesson Corp.                     COM      58155Q103    299,183  3,477,660 SH       Sole                  3,319,160        158,500
McKesson Corp.                     COM      58155Q103        357      4,149 SH       Shared-Defined   1       0               4,149
MetLife Inc.                       COM      59156R108     68,552  1,989,315 SH       Sole                  1,879,771        109,544
MetLife Inc.                       COM      59156R108        219      6,356 SH       Shared-Defined   1       0               6,356
Microsoft Corp.                    COM      594918104    739,720 24,839,700 SH       Sole                 23,679,611      1,160,089
Microsoft Corp.                    COM      594918104        814     27,365 SH       Shared-Defined   1       0              27,365
Monsanto Co.                       COM      61166W101    560,171  6,154,366 SH       Sole                  5,860,440        293,926
Monsanto Co.                       COM      61166W101        711      7,809 SH       Shared-Defined   1       0               7,809
Novartis AG                   SPONSORED ADR 66987V109    474,212  7,740,969 SH       Sole                  7,395,119        345,850
Novartis AG                   SPONSORED ADR 66987V109        666     10,877 SH       Shared-Defined   1       0              10,877
Occidental Petroleum Corp.         COM      674599105    544,699  6,329,293 SH       Sole                  6,035,079        294,214
Occidental Petroleum Corp.         COM      674599105        659      7,657 SH       Shared-Defined   1       0               7,657
Owens-Illinois Inc.              COM NEW    690768403     55,732  2,970,787 SH       Sole                  2,812,693        158,094
Owens-Illinois Inc.              COM NEW    690768403        242     12,907 SH       Shared-Defined   1       0              12,907
Pfizer Inc.                        COM      717081103  1,127,392 45,367,884 SH       Sole                 43,392,016      1,975,868
Pfizer Inc.                        COM      717081103      1,128     45,395 SH       Shared-Defined   1       0              45,395
Phillips 66                        COM      718546104    240,450  5,185,464 SH       Sole                  4,937,939        247,525
Phillips 66                        COM      718546104        271      5,853 SH       Shared-Defined   1       0               5,853
Procter & Gamble Co.               COM      742718109    151,776  2,188,233 SH       Sole                  2,082,433        105,800
Procter & Gamble Co.               COM      742718109        443      6,388 SH       Shared-Defined   1       0               6,388
Southwestern Energy Co.            COM      845467109    325,316  9,353,551 SH       Sole                  8,901,351        452,200
Southwestern Energy Co.            COM      845467109        401     11,517 SH       Shared-Defined   1       0              11,517
Stanley Black & Decker Inc.        COM      854502101     51,232    671,900 SH       Sole                    636,050         35,850
Stanley Black & Decker Inc.        COM      854502101        222      2,912 SH       Shared-Defined   1       0               2,912
Texas Instruments Inc.             COM      882508104    729,495 26,478,887 SH       Sole                 25,280,320      1,198,567
Texas Instruments Inc.             COM      882508104        843     30,593 SH       Shared-Defined   1       0              30,593
Time Warner Inc.                 COM NEW    887317303  1,125,501 24,829,019 SH       Sole                 23,700,185      1,128,834
Time Warner Inc.                 COM NEW    887317303      1,191     26,279 SH       Shared-Defined   1       0              26,279
UnitedHealth Group Inc.            COM      91324P102    159,727  2,882,629 SH       Sole                  2,727,679        154,950
UnitedHealth Group Inc.            COM      91324P102        513      9,263 SH       Shared-Defined   1       0               9,263
Viacom Inc.                       CL B      92553P201    675,590 12,606,652 SH       Sole                 12,009,599        597,053
Viacom Inc.                       CL B      92553P201        815     15,216 SH       Shared-Defined   1       0              15,216
Vodafone Group PLC            SPONS ADR NEW 92857W209    856,776 30,067,531 SH       Sole                 28,040,421      2,027,110
Vodafone Group PLC            SPONS ADR NEW 92857W209        977     34,289 SH       Shared-Defined   1       0              34,289
Wells Fargo & Co.                  COM      949746101    428,104 12,398,017 SH       Sole                 11,817,680        580,337
Wells Fargo & Co.                  COM      949746101        528     15,294 SH       Shared-Defined   1       0              15,294
Western Union Co.                  COM      959802109     94,143  5,167,034 SH       Sole                  4,884,184        282,850
Western Union Co.                  COM      959802109        309     16,973 SH       Shared-Defined   1       0              16,973
REPORT SUMMARY                     84                 18,154,614